Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 9 — Subsequent Events
On January 4, 2023, the Company entered into the Business Combination Agreement with Merger Sub and Carmell, which is described in Note 1.
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any further subsequent events that require adjustment or disclosure in the financial statements.